SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Payables and Accruals [Abstract]
Accrued payroll and welfare expenses	$ 25	$ 194,000	$ 130,000
Withholding tax payable	96	746,000
Accrued audit fee	113	876,000	1,226,000
Deferred government subsidies	87	677,000
Other accruals and payables	25	193,000	102,000
Total	$ 346	$ 2,686,000	$ 1,458,000